5. SHARE PURCHASE WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Beggining Balance	1,050,000
Warrants granted with private placement	667,000	1,050,000
Warrants issued with convertible debentures	758,844
Warrants exercised	(758,844)
Ending Balance	1,717,000	1,050,000
Weighted Average Exercise Price
Beggining Balance	$ 0.75
Warrants granted with private placement	$ 1	$ 0.75
Warrants issued with convertible debentures	$ 0.25
Warrants exercised	$ 0.25
Ending Balance	$ 0.85	$ 0.75